CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Income Statement [Abstract]
Revenues	$ 2,374,584	$ 1,386,454	$ 7,686,330	$ 4,423,763	$ 6,804,169	$ 4,038,048
Cost of goods sold	1,557,565	930,518	4,977,255	3,149,598	4,681,691	2,556,130
Gross profit	817,019	455,936	2,709,075	1,274,165	2,122,478	1,481,918
Research and development expenses, net	319,875	121,640	700,605	347,851	505,300	456,377
Selling, general and administrative expenses	962,591	414,475	3,111,397	1,430,880	2,101,610	1,374,160
Business acquisition expenses					128,111	0
Total operating expenses	1,282,466	536,115	3,812,002	1,778,731	2,735,021	1,830,537
Operating loss	(465,447)	(80,179)	(1,102,927)	(504,566)	(612,543)	(348,619)
Interest Income (expense)	(683)	(304)	(138)	(1,150)	(1,416)	(1,859)
Loss before provision for income taxes					(613,959)	(350,478)
Provision for income taxes					912	912
Net loss	$ (466,130)	$ (80,483)	$ (1,103,065)	$ (505,716)	$ (614,871)	$ (351,390)
Loss Per Share:
Basic and diluted	$ (0.04)	$ (0.01)	$ (0.09)	$ (0.04)	$ (0.05)	$ (0.04)
Weighted Average Common Shares Outstanding:
Basic and diluted	12,982,494	12,020,328	12,898,004	11,294,902	11,486,079	9,826,151